Provisions (Detail 2) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Other Provisions [Line Items]
Other provisions	$ 7,170	$ 3,723	$ 3,042
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Other provisions	6,126	3,306	2,586
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Other provisions	1,196	1,193	1,182
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Other provisions	162	161	159
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Other provisions	8	8	8
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Other provisions	327	351	308
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Other Provisions [Line Items]
Other provisions	1,595	1,594	928
Other
Disclosure Of Other Provisions [Line Items]
Other provisions	$ 1,044	$ 416	$ 456